LEASES - Components of lease cost (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
LEASES
Operating lease cost	¥ 14,221,894	¥ 7,785,841	¥ 4,216,897
Short-term lease cost	83,665	50,659	39,941
Total	¥ 14,305,559	¥ 7,836,500	¥ 4,256,838